Deconsolidation of Subsidiary (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary (Parentheticals)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Abstract]
Group Share	100.00%	75.00%